UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  November 15, 2010

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$6,289,910,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   253037  2918201 SH       Sole                  2506726            411475
AON Corp                       COM              037389103   320989  8207351 SH       Sole                  7078180           1129171
Alleghany Corp                 COM              017175100    42443   140063 SH       Sole                   107773             32290
Altera Corporation             COM              021441100   301282  9989450 SH       Sole                  8608960           1380490
Apache Corp                    COM              037411105   137921  1410810 SH       Sole                  1196027            214783
Ascent Media Corporation Cl A  COM              043632108     3259   122008 SH       Sole                   113466              8542
Bank of NY Mellon              COM              064058100      314    12000 SH       Sole                    12000
Berkley W R Corp               COM              084423102   169211  6250865 SH       Sole                  5359270            891595
Berkshire Hathaway Class B     COM              084670702      504     6100 SH       Sole                     6100
Borg Warner Inc                COM              099724106     1684    32000 SH       Sole                    32000
Chubb Corp                     COM              171232101      342     6000 SH       Sole                     6000
Cimarex Energy Co              COM              171798101     9206   139100 SH       Sole                   139100
Coca Cola Co                   COM              191216100   343120  5863303 SH       Sole                  5070818            792485
Comcast Corp Cl A              COM              20030N101     3135   173411 SH       Sole                   156738             16673
Comcast Corp Special Cl A      COM              20030N200   329600 19376836 SH       Sole                 16655063           2721773
ConocoPhillips                 COM              20825c104      322     5600 SH       Sole                     5600
Discovery Communications Cl A  COM              25470f104     4417   101425 SH       Sole                    92231              9194
Discovery Communications Cl C  COM              25470f302   101799  2665582 SH       Sole                  2362407            303175
Dresser-Rand Group Inc         COM              261608103    28331   767974 SH       Sole                   649989            117985
Ecolab Inc                     COM              278865100   282297  5563604 SH       Sole                  4768665            794939
Education Management Corp      COM              28140M103    16718  1138850 SH       Sole                  1018350            120500
Exxon Mobil                    COM              30231G102      309     5000 SH       Sole                     5000
Fidelity National Information  COM              31620m106    80541  2968688 SH       Sole                  2535774            432914
General Electric Company       COM              369604103      302    18600 SH       Sole                    18600
Hewitt Associates Inc Cl A     COM              42822q100     3106    61600 SH       Sole                    61600
Kraft Foods Inc                COM              50075n104   197669  6405347 SH       Sole                  5489797            915550
L-3 Communications Holdings In COM              502424104    92677  1282365 SH       Sole                  1119540            162825
Liberty Global Inc A           COM              530555101    53450  1734824 SH       Sole                  1522107            212717
Liberty Global Inc Ser C       COM              530555309   312258 10217874 SH       Sole                  8695872           1522002
Liberty Media Corp Interactive COM              53071M104    19275  1405873 SH       Sole                  1279029            126844
Liberty Media-Starz Series A   COM              53071m708    38667   595513 SH       Sole                   511835             83678
Loews Corp                     COM              540424108   146388  3862490 SH       Sole                  3313790            548700
McDonald's Corp                COM              580135101    75205  1009326 SH       Sole                   870851            138475
Microsoft Corp                 COM              594918104   282986 11555163 SH       Sole                  9941535           1613628
National Instruments Corp      COM              636518102    66328  2030866 SH       Sole                  1848567            182299
Nestle S A Rep RG SH ADR       COM              641069406   135369  2526243 SH       Sole                  2139622            386621
Newfield Exploration Co        COM              651290108   236076  4109958 SH       Sole                  3528370            581588
News Corp Ltd Class A          COM              65248E104   208221 15943414 SH       Sole                 13651605           2291809
Noble Energy Inc               COM              655044105   170789  2274453 SH       Sole                  1920804            353649
Pepsico                        COM              713448108      312     4700 SH       Sole                     4700
Praxair Inc                    COM              74005P104   316482  3506340 SH       Sole                  3004647            501693
Progressive Corp               COM              743315103   138451  6633985 SH       Sole                  5726635            907350
Sanofi-Aventis ADR             COM              80105n105      233     7000 SH       Sole                     7000
Schlumberger Limited           COM              806857108      674    10941 SH       Sole                    10941
Teva Pharmaceutical ADR        COM              881624209   112677  2136065 SH       Sole                  1736165            399900
Thermo Fisher Scientific Inc   COM              883556102   162436  3392556 SH       Sole                  2927031            465525
Travelers Companies, Inc.      COM              89417E109      307     5900 SH       Sole                     5900
UnitedHealth Group Inc         COM              91324P102   209566  5968836 SH       Sole                  5128706            840130
Verisk Analytics Inc Cl A      COM              92345Y106     1426    50896 SH       Sole                    46796              4100
Visa Inc                       COM              92826c839      312     4200 SH       Sole                     4200
Vodafone Group PLC ADR         COM              92857w209   166966  6729792 SH       Sole                  5727092           1002700
Wal-Mart Stores Inc            COM              931142103   313337  5854573 SH       Sole                  5014468            840105
Waste Management Inc           COM              94106L109   203822  5702896 SH       Sole                  4887840            815056
Willis Group Holdings PLC      COM              g96666105   139424  4523810 SH       Sole                  3936595            587215
Yahoo! Inc                     COM              984332106    53940  3806625 SH       Sole                  3367543            439082